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Terrence O. Davis (404) 817-8531 terrence.davis@hklaw.com

September 22, 2016

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	Alpha Risk Hedged Dividend Equity Fund a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298
Ladies and Gentlemen:
On behalf of the Starboard Investment Trust, a registered open-end investment company (the "Trust"), we submit with this letter, electronic filing, a definitive proxy statement on behalf of the Alpha Risk Hedged Dividend Equity Fund, a series of the Trust (the "Fund"). The primary purpose of the proxy statement is to solicit shareholder approval of an Investment Advisory Agreement between the Fund and ARS Investment Management, LLC.  ARS Investment Management, LLC is presently acting as the investment advisor to the Fund, pursuant to the terms of an interim investment advisory agreement.
If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Deborah Skeens Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549